ING Equity Trust

ING LargeCap Growth Fund (“Fund”)

Supplement dated November 20, 2008

to the Class A, Class B and Class C Prospectus,

and the Class I, Class Q and Class W Prospectus

each dated September 30, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On November 14, 2008, the Board of Trustees of ING Equity Trust approved a change in the sub-adviser for the Fund from Wellington Management Company, LLP to ING Investment Management Co. (“ING IM”), subsequent changes to the Fund’s principal investment strategies, a name change for the Fund and a reduction of the Fund’s expense limits. ING IM will begin to manage the Fund on or about January 26, 2009, pursuant to an interim sub-advisory agreement until a shareholder meeting to seek approval of a new sub-advisory agreement with ING IM can be held. A proxy statement is expected to be mailed to shareholders on or about February 2, 2009 and a special meeting of shareholders is expected to be held on or about April 3, 2009.

Effective January 26, 2009, the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus are supplemented as follows:

1.               All references to “ING LargeCap Growth Fund” are hereby deleted and replaced with “ING Growth Opportunities Fund.”

2.               The information pertaining to the Fund in the table in the section entitled “Funds at a Glance” on pages 2 and 3 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is revised as follows:

FUND	MAIN INVESTMENTS
ING Growth Opportunities Fund Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Equity securities of U.S. companies believed to have growth potential.

3.               The heading entitled “Sub-Adviser” at the top of page 10 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-Adviser

ING Investment Management Co.

4.                           The section entitled “ING LargeCap Growth Fund – Principal Investment Strategies” on page 10 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby amended to delete the section in its entirety and replace it with the following:

Principal Investment Strategies

The Fund normally invests primarily in equity securities of companies with varying market capitalizations of any size. The Fund will primarily invest in the equity securities of large-, mid- and small-capitalization U.S. companies that the Sub-Adviser believes have above average prospects for growth.

The Fund’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis.  The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price.  The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates.  A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Fund may invest up to 15% of its assets in securities of foreign issuers. The Fund may also invest in non-U.S. dollar denominated securities, initial public offerings and, to the extent permitted by the Investment Company Act of 1940, as amended, in other investment companies, including exchange-traded funds.

The Fund may invest in derivative instruments including, but not limited to, put options, call options and futures.

The Sub-Adviser may sell securities for a variety of reasons, such as limited upside potential left in the stock, deteriorating fundamentals, or to redeploy assets into opportunities believed to be more promising, among others.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

5.                           The following is added to the end of the risk entitled “Price Volatility” in the section entitled “ING LargeCap Growth Fund – Principal Risks” on page 10 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus:

“However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.”

6.                           The following risk is added to the section entitled “ING LargeCap Growth Fund – Principal Risks” on page 10 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus:

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

4.                           Footnote (1) to the bar chart entitled “Year-by-Year Total Returns” and the table entitled “Average Annual Total Returns” under the section entitled “ING LargeCap Growth Fund – How the Fund has Performed” on page 11 of the Class A, Class B and Class C Prospectus and the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

(1)                      Effective January 26, 2009 ING Investment Management Co. began serving as the sub-adviser to the Fund and the Fund’s principal investment strategies changed. Wellington Management Company, LLP served as the sub-adviser to the Fund from June 2, 2003 to January 25, 2009. The Fund was directly managed by ING Investments, LLC from October 1, 2000 to June 1, 2003. ING Investments, LLC has been the Fund’s investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was managed by a different sub-adviser.

5.                           The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds(1)” beginning on page 24 of the Class A, Class B, and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Fund Operating Expenses	Waivers, Reimburse-ments, and Recoupments(3)	Net Fund Operating Expenses
ING Growth Opportunities Fund	%	0.75	0.35	0.46	(4)	N/A	1.56	(0.21)	1.35

Class B

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Fund Operating Expenses	Waivers, Reimburse-ments, and Recoupments(3)	Net Fund Operating Expenses
ING Growth Opportunities Fund	%	0.75	1.00	0.46	(4)	N/A	2.21	(0.21)	2.00

Class C

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses(2)	Total Fund Operating Expenses	Waivers, Reimburse-ments, and Recoupments(3)	Net Fund Operating Expenses
ING Growth Opportunities Fund	%	0.75	1.00	0.46	(4)	N/A	2.21	(0.21)	2.00

6.                           The third sentence of footnote (3) to the table in the section entitled “What You Pay To Invest” found on page 26 of the Class A, Class B and Class C Prospectus is deleted and replaced with the following:

“The expense limits will continue through at least October 1, 2009 (except for ING Growth Opportunities Fund and ING Value Choice Fund).”

7.                           The following is added to footnote (3), following the fourth sentence, to the table in the section entitled “What You Pay To Invest” found on page 26 of the Class A, Class B and Class C Prospectus:

“Effective January 26, 2009, the expense limits for ING Growth Opportunities Fund are lowered and will continue through at least October 1, 2010.”

8.                           The information relating to the Fund in the tables entitled “Examples” beginning on page 27 of the Class A, Class B and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	1 Year	3 Years	5 Years	10 Years
ING Growth Opportunities Fund(1)	$705	1,020	1,357	2,308

Class B

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Growth Opportunities Fund(1)	$703	971	1,366	2,363	203	671	1,166	2,363

Class C

	If you sell your shares				If you don’t sell your shares
Fund	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ING Growth Opportunities Fund(1)	$303	671	1,166	2,528	203	671	1,166	2,528

9.                           The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds(1)” beginning on page 22 of the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

Class I

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Fund Operating Expenses	Waivers, Reimburse-ments, and Recoupments(4)	Net Fund Operating Expenses
ING Growth Opportunities Fund	%	0.75	N/A	0.35	N/A	1.10	(0.10)	1.00

Class Q

Fund		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Fund Operating Expenses	Waivers, Reimburse-ments, and Recoupments(4)	Net Fund Operating Expenses
ING Growth Opportunities Fund	%	0.75	0.25	0.35	N/A	1.35	(0.10)	1.25

10.                     The third sentence of Footnote (4) to the table in the section entitled “What You Pay To Invest,” found on page 23 of the Class I, Class Q and Class W Prospectus, is deleted and replaced with the following:

“The expense limits will continue through at least October 1, 2009 (except for ING Growth Opportunities Fund and ING Value Choice Fund).”

11.                     The following is added to footnote (4), following the fourth sentence, to the table in the section entitled “What You Pay To Invest,” found on page 23 of the Class I, Class Q and Class W Prospectus:

“Effective January 26, 2009, the expense limits for ING Growth Opportunities Fund are lowered and will continue through at least October 1, 2010.”

12.                     The information relating to the Fund in the tables entitled “Examples” beginning on page 24 of the Class I, Class Q and Class W Prospectus is hereby deleted and replaced with the following:

Class I

Fund	1 Year	3 Years	5 Years	10 Years
ING Growth Opportunities Fund(1)	$102	340	597	1,331

Class Q

Fund	1 Year	3 Years	5 Years	10 Years
ING Growth Opportunities Fund(1)	$127	418	730	1,615

13.                     The fifth paragraph of the section entitled “Management of the Funds — Adviser and Sub-Advisers – Sub-Advisers” found on page 38 of the Class A, Class B and Class C Prospectus and page 32 of the Class I, Class Q and Class W Prospectus is amended to add “ING Growth Opportunities Fund” to the list of funds sub-advised by ING Investment Management Co.

14.                     The following is added to the section entitled “Management of the Funds – Adviser and Sub-Advisers – ING Investment Management Co.” found on page 38 of the Class A, Class B and Class C Prospectus and beginning on page 32 of the Class I, Class Q and Class W Prospectus:

ING Growth Opportunities Fund

The following individuals have co-managed ING Growth Opportunities Fund since January 2009 and jointly share responsibility for the day-to-day management of ING Growth Opportunities Fund:

Uri Landesman, Portfolio Manager, is Head of Global Growth Equities for ING IM. Mr. Landesman joined ING IM in 2006 from Federated Investors, where he was most recently director of global equity research. During his tenure at Federated Investors (which began in 2003), he managed three international large-cap growth funds as well as two global core funds. Prior to working at Federated Investors, he served as an investment professional with Arlington Capital Management. Mr. Landesman has over 20 years of experience and began his career at Sanford C. Bernstein & Co.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994. Before assuming his current responsibilities, he provided quantitative analysis for the firm’s small-capitalization equity strategies. Mr. Bianchi has over 12 years of investment management experience.

15.                     The section entitled “Management of the Funds – Adviser and Sub-Advisers – Sub-Advisers – ING LargeCap Growth Fund – Wellington Management Company, LLP” found on page 42 of the Class A, Class B and Class C Prospectus and on page 37 of the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety.

16.                     The section entitled “More Information About Risks – Principal Risks – Derivatives” found on page 44 of the Class A, Class B and Class C Prospectus and page 39 of the Class I, Class Q and Class W Prospectus, as well as the section entitled “More Information About Risks – Principal Risks – Small-Capitalization/Mid-Capitalization Companies” found on page 46 of the Class A, Class B and Class C Prospectus and page 40 of the Class I, Class Q and Class W Prospectus are each amended to include “ING Growth Opportunities Fund” to the list of funds for which derivatives and investment in small- and mid-capitalization companies are a part of the funds’ principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Equity Trust

ING LargeCap Growth Fund (“Fund”)

Supplement dated November 20, 2008

to the Class A, Class B, Class C, Class I, Class O, Class Q and Class W

Statement of Additional Information (“SAI”) dated September 30, 2008

IMPORTANT NOTICE REGARDING A CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

On November 14, 2008, the Board of Trustees of ING Equity Trust approved a change in the sub-adviser for the Fund from Wellington Management Company, LLP to ING Investment Management Co. (“ING IM”), subsequent changes to the Fund’s principal investment strategies, a name change for the Fund and a reduction of the Fund’s expense limits. ING IM will begin to manage the Fund on or about January 26, 2009 until a shareholder meeting to seek approval of a new sub-advisory agreement with ING IM can be held. A proxy statement is expected to be mailed to shareholders on or about February 2, 2009 and a special meeting of shareholders is expected to be held on or about April 3, 2009.

Effective January 26, 2009, the SAI will be supplemented to reflect the following:

1.                                       All references to “ING LargeCap Growth Fund,” “LargeCap Growth Fund” and “LargeCap Growth” are hereby deleted and replaced with “ING Growth Opportunities Fund,” “Growth Opportunities Fund” and “Growth Opportunities,” respectively.

2.                                       The following is inserted after the fourth paragraph of the section entitled “History of the Trust – LargeCap Growth Fund” found on page 5 of the SAI:

On January 26, 2009, the name of the Fund was changed as follows:

Old Name	New Name
ING LargeCap Growth Fund	ING Growth Opportunities Fund

3.                                       All references to ING LargeCap Growth Fund are deleted from footnotes 3, 4, 12, 13, 16 and 17 to the table in the section entitled “Supplemental Description of Fund Investments and Risks – Investments, Investment Strategies and Risks.”

4.                                       The second full paragraph found on page 65 of the SAI in the section entitled “Investment Restrictions – LargeCap Growth Fund” is hereby deleted in its entirety.

5.                                       The section entitled “Adviser” beginning on page 104 of the SAI is hereby amended to delete the second sentence of the first paragraph and replace it with the following:

“ING Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers (each a “Sub-Adviser” and collectively, “Sub-Advisers”): ING Investment Management Co. (“ING IM”), as Sub-Adviser to Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund,

Growth Opportunities Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund, and SmallCap Opportunities Fund; ING Clarion Real Estate Securities L.P. (“ING CRES”) as Sub-Adviser to Real Estate Fund; NWQ Investment Management Company, LLC (“NWQ”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”), and ING Investment Company Co. (“ING IM”) as Sub-Advisers to SmallCap Value Multi-Manager Fund; and Tradewinds Global Investors, LLC (“Tradewinds”) as Sub-Adviser to Value Choice Fund.  ING Investments, ING IM, and ING CRES are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING).”

2.                                       The information relating to the Fund in the table of the section entitled “Expense Limitation Agreements” beginning on page 108 is hereby deleted and replaced with the following:

Fund	Class A	Class B	Class C	Class I	Class O	Class Q	Class W
Growth Opportunities	1.35%	2.00%	2.00%	1.00%	N/A	1.25%	N/A

3.                                       The first and second sentences of the third paragraph, beginning on page 108 of the SAI, of the section entitled “Expense Limitation Agreements” are hereby deleted and replaced with the following:

                                                “Each expense limitation agreement provides that the expense limitations shall continue until at least October 1, 2009 (except for Growth Opportunities Fund and classes A, B, C, I and W shares of Value Choice Fund). The expense limitation agreement for Growth Opportunities Fund will continue until at least October 1, 2010 and the expense limitation agreement for classes A, B, C, I and W’s shares of Value Choice Fund will continue until at least October 1, 2011.”

4.                                       The fifth paragraph, found on page 110 of the SAI, of the section entitled “Sub-Advisers” is hereby deleted in its entirety.

5.                                       The following sentence is added following the first sentence of the sixth paragraph, found on page 110 of the SAI, in the section entitled “Sub-Advisers:”

“Pursuant to an Interim Sub-Advisory Agreement between ING Investments and ING IM to be dated January 26, 2009, ING IM serves as Sub-Adviser to Growth Opportunities Fund.”

6.                                       The information pertaining to the Fund in the annual sub-advisory fees table beginning on page 111 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund	Annual Sub-Advisory Fee
Growth Opportunities	0.338% on the first $500 million of the Fund’s average daily net assets; 0.304% on the next $500 million of the Fund’s average daily net assets; and

Fund	Annual Sub-Advisory Fee
0.293% of the Fund’s average daily net assets in excess of $1 billion.

7.                                       The section entitled “Portfolio Managers –Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund,” found on page 113 of the SAI, is amended to add “Growth Opportunities Fund” to the list of the funds sub-advised by ING IM.

8.                                       The table in the section entitled “Portfolio Managers – Equity Dividend Fund, Financial Services Fund, Fundamental Research Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Opportunistic LargeCap Fund and SmallCap Opportunities Fund – Ownership of Securities,” found on page 115 of the SAI is hereby deleted and replaced with the following:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Omar Aguilar	Opportunistic LargeCap Fund	None
Jeff Bianchi	Growth Opportunities Fund(1) MidCap Opportunities Fund(2)	None None
Christopher Corapi	Equity Dividend Fund	None
	Fundamental Research Fund	None
Vincent Costa	Opportunistic LargeCap Fund	None
Robert M. Kloss	Financial Services Fund	None
Steven L. Rayner	Financial Services Fund	None
Steve Salopek	SmallCap Opportunites Fund	None
Uri Landesman	Growth Opportunities Fund(1) MidCap Opportunities Fund(2)	None None

(1) As of November 20, 2008.

(1) As of August 13, 2008.

9.                                       The section entitled “Portfolio Managers – LargeCap Growth Fund,” beginning on page 116 of the SAI is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE